Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Empower Conservative Profile Fund - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Conservative Profile Fund (Class L/MXIPX)
Average Annual Return, Percent	7.98%	3.11%	4.37%
Empower Conservative Profile Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Conservative Profile Fund (Institutional Class/MXKVX)
Average Annual Return, Percent	8.68%	3.71%	5.00%
Empower Conservative Profile Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Conservative Profile Fund (Investor Class/MXCPX)
Average Annual Return, Percent	8.19%	3.35%	4.63%
Empower Moderately Conservative Profile Fund - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderately Conservative Profile Fund (Class L/MXHPX)
Average Annual Return, Percent	9.74%	4.37%	5.60%
Empower Moderately Conservative Profile Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)
Average Annual Return, Percent	10.39%	4.98%	6.24%
Empower Moderately Conservative Profile Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)
Average Annual Return, Percent	10.03%	4.61%	5.87%
Empower Moderate Profile Fund - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderate Profile Fund (Class L/MXGPX)
Average Annual Return, Percent	11.70%	5.63%	6.90%
Empower Moderate Profile Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderate Profile Fund (Institutional Class/MXITX)
Average Annual Return, Percent	12.32%	6.25%	7.53%
Empower Moderate Profile Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderate Profile Fund (Investor Class/MXMPX)
Average Annual Return, Percent	11.96%	5.91%	7.17%
Empower Moderately Aggressive Profile Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)
Average Annual Return, Percent	14.21%	7.39%	8.56%
Empower Moderately Aggressive Profile Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)
Average Annual Return, Percent	13.79%	7.01%	8.20%
Empower Aggressive Profile Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Aggressive Profile Fund (Institutional Class/MXGTX)
Average Annual Return, Percent	17.77%	9.64%	10.57%
Empower Aggressive Profile Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Aggressive Profile Fund (Investor Class/MXAPX)
Average Annual Return, Percent	17.42%	9.27%	10.20%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
FT Wilshire 5000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index
Average Annual Return, Percent	17.13%	13.40%	14.45%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index
Average Annual Return, Percent	10.22%	4.06%	5.15%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index
Average Annual Return, Percent	12.57%	5.75%	6.74%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index
Average Annual Return, Percent	14.95%	7.44%	8.32%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index
Average Annual Return, Percent	17.05%	8.89%	9.66%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index
Average Annual Return, Percent	21.38%	11.87%	12.35%